STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Jun. 30, 2015	Jun. 30, 2014
Statement of Cash Flows [Abstract]
Net income (loss)	$ (216,494)	$ (176,390)	$ 826,699	$ 225,041
Adjustments to reconcile net loss to net cash used in operating activities:
Common stock issued for services			$ 333,039	994,448
Common stock issued for interest				25,000
Stock-based compensation	$ 166,919	1,750
Change in fair value of derivative instrument		11,335	$ 11,335	$ (1,514,947)
Write-off of patent			(1,476,197)
Amortization of patent		39,251	$ 75,233	$ 78,503
Non-cash interest expense				28,991
Bad debt expense			$ 1,217	$ 7,906
Inventory markdown			2,856
Depreciation		461	461	$ 5,253
Change in operating assets and liabilities
Accounts receivable	$ (27,898)	22,479	(62,924)	(33,249)
Inventory	16,608	(97,655)	(48,012)	3,297
Prepaid expenses	25,195	(42,482)	(27,995)	32,661
Accounts payable	29,788	26,536	25,446	(4,318)
Accrued expenses and other current liabilities	(5,062)	(11,728)	(67,328)	20,524
Deferred revenue	(26,955)	(16,559)	(11,533)	105,206
Net Cash Used in Operating Activities	$ (37,899)	(243,002)	(466,372)	$ (25,684)
CASH FLOWS FROM INVESTING ACTIVITIES
Loan to employee		(30,000)	(30,000)
Net Cash Used in Investing Activities		(30,000)	(30,000)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from note payable - other	$ 16,108	(5,000)	$ 81,294	$ 5,000
Proceeds from issuance of common stock, net of costs				$ 22,500
Repayment of credit line - related party	9,500	$ 275,000	$ 388,000
Advance from related party			20,740
Repayment to related party	(3,920)
Proceeds from loan payable	20,000
Net Cash Provided By Financing Activities	41,688	$ 270,000	490,034	$ 27,500
NET INCREASE (DECREASE) IN CASH	3,789	(3,002)	(6,338)	1,816
CASH AT BEGINNING OF PERIOD	1,335	7,673	7,673	5,857
CASH AT END OF PERIOD	$ 5,124	4,671	1,335	7,673
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid for interest expense		$ 75,000	$ 113,250	$ 125,000
Cash paid for income taxes
Conversion of convertible notes to common stock				$ 314,819
Common Stock issued for repayment of Note payable - related party				29,000
Derivative liability classified to additional paid-in capital upon conversion of related convertible notes		$ 42,101		909,918
Issuance of common stock previously classified as stock to be issued				54,400
Forgivenss of convertible notes		$ 25,908	$ 25,908	$ 618,844
Convertible note - related party and related derivative liability classified to additional paid in capital upon forgiveness			68,009
Stock issued for services record as prepaid expenses			$ 48,669
Accrued interest and debt discount classified to additional paid-in capital upon conversion and forgiveness of debt				$ 107,656